Other assets - Deferred financing costs (Details) (CAD)	12 Months Ended													0 Months Ended			1 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2013 Interest expense	Mar. 31, 2012 Interest expense	Mar. 31, 2011 Interest expense	Mar. 31, 2013 Term and Revolving Facilities Credit facilities	Mar. 31, 2012 Term and Revolving Facilities Credit facilities	Mar. 31, 2011 Term and Revolving Facilities Credit facilities	Mar. 31, 2013 Series 1 Debentures Corporate debentures	Mar. 31, 2012 Series 1 Debentures Corporate debentures	Mar. 31, 2011 Series 1 Debentures Corporate debentures	Apr. 07, 2010 Series 1 Debentures Corporate debentures	Apr. 28, 2010 8.75% senior notes Senior notes	Mar. 31, 2013 8.75% senior notes Senior notes	Nov. 26, 2003 8.75% senior notes Senior notes	Apr. 25, 2010 8.75% senior notes Senior notes Interest expense
Deferred financing costs [Abstract]
Cost	12,747,000	12,308,000					5,861,000	5,422,000		6,886,000	6,886,000
Accumulated Amortization	7,774,000	6,167,000					5,384,000	4,652,000		2,390,000	1,515,000
Net Book Value	4,973,000	6,141,000					477,000	770,000		4,496,000	5,371,000
Financing fees incurred in connection with debt modification							439,000	60,000	1,034,000
Financing fees incurred in connection with debt issuance										0	0	5,846,000
Amortization of deferred financing costs	1,607,000	1,591,000	1,609,000	1,607,000	1,591,000	1,609,000											183,000
Stated interest rate on long term debt													9.125%		8.75%	8.75%
Unamortized deferred financing costs expensed upon redemption of notes														4,324,000